Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Current portion	$ 262	$ 604
Long-term portion	4,909	5,625
Total lease liabilities	$ 5,171	$ 6,229